Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income	$ 459,380	$ 942,642	$ 1,564,538	$ 44,550
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	10,492	3,527	35,622	8,075
Gain from disposition of subsidiaries			(33,165)
Share-based payment expense				36,000
Non-cash lease expenses	27,625	20,960	4,900
Changes in working capital:
Accounts receivable	(483,510)	(144,057)	108,288	(289,426)
Prepaid expenses	(10,244)	3,750	(84,548)
Long-term prepaid expenses		(58,595)	(31,862)
Accounts payable & accrued liabilities	133,650	986,274	344,028	208,374
Income tax payable	86,281	160,220	309,043
Operating lease liabilities	(28,241)	(14,211)
Due to a related party		(8,807)	(8,807)	4,240
Net cash provided by operating activities	195,433	1,891,703	2,208,037	11,813
Cash flows from investing activities:
Purchase of property and equipment		(92,693)	(92,693)	(17,503)
Disposition of subsidiaries			(7,548)
Net cash used in investing activities		(92,693)	(100,241)	(17,503)
Cash flows from financing activities:
Proceeds borrowed from related parties	129,056	100,761	332,886	223,972
Payment for offering cost	(37,500)
Share issuance proceeds				2,339,937
Issuance costs related to equity financing				(60,478)
Contribution from shareholders				150,000
Net cash provided by financing activities	91,556	100,761	332,886	2,653,431
EFFECT OF EXCHANGE RATE CHANGES ON CASH		35	(204)	346
NET INCREASE IN CASH	286,989	1,899,806	2,440,478	2,648,087
CASH, BEGINNING OF PERIOD	5,158,223	2,717,745	2,717,745	69,658
CASH, END OF PERIOD	5,445,212	4,617,551	5,158,223	2,717,745
Non-cash transaction
Non-cash offset of subscription receivable with due to related party balance			48,718
ROU obtained in exchange for new operating lease			220,975
Cash paid for interest
Cash paid for income taxes